Loss Before Income Tax - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Loss Before Income Tax [Abstract]
Trade receivables, net	$ 57,076	$ 13,911